Subsequent Events	6 Months Ended
Jun. 30, 2020
Subsequent Events
Subsequent Events

12.     Subsequent events

Upon the achievement of a clinical milestone in July 2020 under its ongoing strategic collaboration with Genentech, Affimed is eligible to receive a payment in an undisclosed amount.